Borrowings and other financial liabilities - Loan from shareholder - AgCentral (Details) - Shareholder Loan - AgCentral Energy $ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 AUD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 5,700		$ 8,600
Interest expense by applying effective interest rate	$ 159	$ 295	$ 17
Average Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.90%	6.47%		6.47%